Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and Debt Expense [Abstract]
Interest on long-term debt	$ 156,088	$ 99,044	$ 94,717
Amortization and write off of Financing Fees	27,182	9,249	12,745
Amortization of convertible notes discount	34,144	26,516	1,769
Amortization of share lending agreement notes issuance costs	2,974	2,617	195
Other	7,083	8,850	6,387
Capitalized interest	(76,068)	(78,451)	(31,383)
Total	$ 151,403	$ 67,825	$ 84,430